Foreign Activities (Estimated Financial Information By Geographic Areas) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 4,343,364	[1]	¥ 4,495,430	[1]	¥ 4,036,532	[1],[2]
Total expense	2,922,921	[3]	3,079,559	[3]	3,186,590	[3]
Income (loss) before income tax expense (benefit)	1,420,443		1,415,871		849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,015,393		1,069,124		416,231
Total assets at end of fiscal year	253,661,077		230,559,276		215,202,514
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	3,110,050	[1]	3,016,008	[1]	2,936,875	[1],[2]
Total expense	1,952,250	[3]	2,248,856	[3]	2,438,729	[3]
Income (loss) before income tax expense (benefit)	1,157,800		767,152		498,146
Net income (loss) attributable to Mitsubishi UFJ Financial Group	859,846		499,125		163,334
Total assets at end of fiscal year	158,809,701		151,999,696		148,702,461
Foreign, United States Of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	218,953	[1]	426,377	[1]	192,775	[1],[2]
Total expense	426,084	[3]	327,565	[3]	284,557	[3]
Income (loss) before income tax expense (benefit)	(207,131)		98,812		(91,782)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(131,566)		95,565		(119,829)
Total assets at end of fiscal year	40,625,000		30,730,705		28,457,027
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	155,022	[1]	256,495	[1]	290,482	[1],[2]
Total expense	143,417	[3]	160,061	[3]	151,077	[3]
Income (loss) before income tax expense (benefit)	11,605		96,434		139,405
Net income (loss) attributable to Mitsubishi UFJ Financial Group	6,484		78,442		113,593
Total assets at end of fiscal year	22,352,446		23,224,502		18,620,484
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	569,018	[1]	585,474	[1]	450,651	[1],[2]
Total expense	315,203	[3]	268,349	[3]	223,253	[3]
Income (loss) before income tax expense (benefit)	253,815		317,125		227,398
Net income (loss) attributable to Mitsubishi UFJ Financial Group	149,417		274,951		192,753
Total assets at end of fiscal year	22,312,805		15,938,673		12,410,540
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	290,321	[1],[4]	211,076	[1],[4]	165,749	[1],[2],[4]
Total expense	85,967	[3],[4]	74,728	[3],[4]	88,974	[3],[4]
Income (loss) before income tax expense (benefit)	204,354	[4]	136,348	[4]	76,775	[4]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	131,212	[4]	121,041	[4]	66,380	[4]
Total assets at end of fiscal year	¥ 9,561,125	[4]	¥ 8,665,700	[4]	¥ 7,012,002	[4]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.
[3]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[4]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.